Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net (loss) income	$ (6,752,212)	$ 971,195
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense	234,756	227,049
Amortization of intangible asset	235,593	216,781
Allowance for doubtful accounts - accounts receivable	14,395	0
Loss from disposal of property, plant and equipment	0	2,867
Issuance of common stock for service	1,840,000	33,812
Inventory markdown	296,702	0
Changes in operating assets and liabilities:
Accounts receivable	(1,611,062)	(4,653,105)
Advances to suppliers	(128,735)	9,607,140
Advances to suppliers - related party	1,546,000	(1,422,000)
Inventory	(39,140)	(1,317,697)
Prepaid expenses and other receivables	(417,223)	8,280
Accounts payable	743,811	1,032,112
Accrued liabilities and other payables	(917,137)	232,756
Customer deposits	2,945,780	(2,908,226)
Taxes payable, net of prepaid taxes	352,443	409,442
Net cash (used in) provided by operating activities	(1,656,029)	2,440,406
Cash flows from investing activities
Acquisition of property, plant and equipment	(5,086)	(9,524)
Proceeds from disposal of property, plant and equipment	0	21,450
Net cash (used in) provided by investing activities	(5,086)	11,926
Cash flows from financing activities
Proceeds from equity financing	6,939,000	0
Repayment of loans from third party	(309,200)	0
Bank acceptance notes payable, net of repayment	1,767,975	(1,221,327)
Proceeds from bank loans	2,473,600	6,652,116
Repayment of bank loans	(2,782,800)	(6,794,316)
Proceeds from (repayment of) loans from related parties, net	161,589	(557,765)
Net cash provided by financing activities	4,714,214	521,362
Effect of exchange rate changes on cash, restricted cash and cash equivalents	319,398	(198,016)
Net increase in cash, restricted cash and cash equivalents	3,372,497	2,775,678
Cash, restricted cash and cash equivalents, beginning of period	37,339,304	12,645,977
Cash, restricted cash and cash equivalents, end of period	40,711,801	15,421,655
Supplemental disclosure information:
Income taxes paid	709,980	28,487
Interest paid	$ 137,594	$ 168,560